Statement of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Jul. 13, 2015
Balance (Shares) at Jul. 13, 2015
Common stock issued to initial stockholders	$ 25,000	$ 1,006	$ 23,994
Common stock issued to initial stockholders (Shares)		10,062,500
Contribution of sponsors’ shares for no consideration		$ (143)	143
Contribution of sponsors’ shares for no consideration (Shares)		(1,437,500)
Sale of 32,500,000 units, net underwriters’ discount and offering expenses	306,290,553	$ 3,250	306,287,303
Sale of 32,500,000 units, net underwriters’ discount and offering expenses (Shares)		32,500,000
Proceeds from issuance of sponsors’ warrants, at $1 per warrant	8,250,000		8,250,000
Forfeiture of initial stockholders’ shares pursuant to partial exercise of underwriters’ overallotment		$ (50)	50
Forfeiture of initial stockholders’ shares pursuant to partial exercise of underwriters’ overallotment (Shares)		(500,000)
Shares subject to possible redemption	(309,449,047)	$ (3,094)	(309,445,953)
Shares subject to possible redemption (Shares)		(30,944,905)
Net Loss	(116,505)			(116,505)
Balance at Dec. 31, 2015	5,000,001	$ 969	5,115,537	(116,505)
Balance (Shares) at Dec. 31, 2015		9,680,095
Shares subject to possible redemption	653,234	$ 12	653,222
Shares subject to possible redemption (Shares)		134,774
Net Loss	(653,234)			(653,234)
Balance at Dec. 31, 2016	5,000,001	$ 981	$ 5,768,759	$ (769,739)
Balance (Shares) at Dec. 31, 2016		9,814,869
Net Loss	(166,538)
Balance at Mar. 31, 2017	$ 5,000,001